Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accrued expenses
Accrued expenses consist of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Accrued payroll expenses	$41,861	$30,161
Accrued inventory expenses	12,196	10,830
Professional services and legal matters(1)	12,078	8,655
Sales taxes payable	7,754	7,170
Excise taxes payable	4,347	4,719
Accrued occupancy and technology expenses	5,422	4,940
Accrued loyalty payable	4,986	5,821
Accrued marketing expenses	2,788	2,560
Interest payable	1,704	10,791
Property and other taxes payable	1,480	2,816
Deferred revenue	634	2,367
Other accrued expenses	15,243	11,358
Total accrued expenses	$110,493	$102,188

(1) Includes amounts recognized for legal contingencies. See Note 26 — Commitments and contingencies for further details.